Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated March 1, 2018

to the Statutory Prospectus for Class A, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class T

Shares of Allianz Funds

Dated August 30, 2017 (as supplemented thereafter)

Disclosure Relating to AllianzGI Health Sciences Fund (the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Management of the Fund–Portfolio Managers” is hereby revised to remove all references to Michael Dauchot as a portfolio manager of the Fund.

Corresponding changes are hereby made to the information relating to the Fund contained in the subsection entitled “Management of the Funds–Investment Adviser and Administrator.”

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated March 1, 2018 to the

Statement of Additional Information

of Allianz Funds

Dated August 30, 2017 (as revised December 12, 2017) (as supplemented thereafter)

Disclosure Relating to AllianzGI Health Sciences Fund (the “Fund”)

Effective immediately, the subsection entitled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Michael Dauchot as a portfolio manager of the Fund.

Please retain this Supplement for future reference.